Davlin Philanthropic Funds

44 River Road, Suite A

Wayland, MA  01778

August 4, 2015

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Davlin Philanthropic Funds (the "Registrant");File Nos. 333-149064 and 811-22178

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 12, which was filed with the Commission on July 27, 2015 and (ii) that Post-Effective Amendment No. 12 has been filed electronically with the Commission.

Very truly yours,

Davlin Philanthropic Funds

By: /s/ William E. B. Davlin

William E. B. Davlin

President

740881.5